REVERSE STOCK SPLIT (Details) (USD $)	0 Months Ended
	Dec. 27, 2013	Oct. 29, 2013	Dec. 26, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Reverse Stock Split [Abstract]
Reverse Stock Split, Conversion Ratio	0.20
Share capital, shares authorized	51,000,000		251,000,000
Common stock, shares authorized	50,000,000			50,000,000	50,000,000	50,000,000
Preferred stock, shares authorized	1,000,000			1,000,000	1,000,000	1,000,000
Stock issued in private placement, shares		3,333,338
Stock price per share		$ 3.00
Proceeds from issuance of private placement		$ 10,000,000